Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 601,500
Total Fee Amount	52.33
Total Offset Amount	0
Net Fee	$ 52.33
Offset Table N/A	N/A